UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2004 - November 30, 2005

Item 1:	Reports to Shareholders

Vanguard® New Jersey Tax-Exempt Funds

> Annual Report

November 30, 2005

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-TermTax-Exempt Fund

> Short-term interest rates increased steadily in the 2005 fiscal year, while long-term rates fell slightly.

> The Vanguard New Jersey Tax-Exempt Funds posted returns consistent with their investment goals and objectives.

> The return of the Money Market Fund topped the average return of its competing funds, while the return of the Long-Term Fund slightly trailed the average return of other New Jersey municipal debt funds.

Contents

Your Fund's Total Returns	1

Chairman's Letter	2

Advisor's Report	6

New Jersey Tax-Exempt Money Market Fund	8

New Jersey Long-Term Tax-Exempt Fund	22

About Your Fund's Expenses	45

Glossary	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2005
Total Return

Vanguard New Jersey Tax-Exempt Money Market Fund	2.2%

SEC 7-Day Annualized Yield: 2.81%

Taxable-Equivalent Yield: 4.61%[1]

Average New Jersey Tax-Exempt Money Market Fund[2]	1.7

Vanguard New Jersey Long-Term Tax-Exempt Fund

Investor Shares	3.3%

SEC 30-Day Annualized Yield: 3.98%

Taxable-Equivalent Yield: 6.52%[1]

Admiral(TM)Shares[3]	3.4%

SEC 30-Day Annualized Yield: 4.05%

Taxable-Equivalent Yield: 6.64%[1]

Lehman 10 Year Municipal Bond Index	3.0

Average New Jersey Municipal Fund[2]	3.5

Lehman Municipal Bond Index	3.9

Your Fund's Performance at a Glance November 30, 2004-November 30, 2005			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Vanguard New Jersey Tax-Exempt Fund

Money Market	$1.00	$1.00	$0.021	$0.000

Long-Term

Investor Shares	$12.04	$11.82	$0.526	$0.086

Admiral Shares	12.04	11.82	0.535	0.086

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum New Jersey income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2 Derived from data provided by Lipper Inc.
3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

In the 12 months ended November 30, 2005, shorter-term interest rates rose steadily, while very long-term rates decreased. This convergence of rates created a challenging environment for fixed income managers, yet your fund’s advisors skillfully steered the New Jersey Tax-Exempt Funds to respectable results.

The Investor Shares of the New Jersey Long-Term Tax-Exempt Fund posted a 3.3% total return (3.4% for Admiral Shares), slightly lagging the average return of competing funds. While the total return of the Long-Term Tax-Exempt Fund was unchanged from last year, the income component increased slightly.

The New Jersey Tax-Exempt Money Market Fund returned 2.2% for the year. The fund’s yield on November 30 was 2.81%, a significant jump from last year’s level of 1.55%. The Money Market Fund preserved its net asset value of $1 per share, as is expected but not guaranteed.

The first table on page 1 presents the total returns of the New Jersey Tax-Exempt Funds and their comparative standards. We also display the funds’ yields on November 30 as well as their taxable-equivalent yields. The taxable-equivalent yields can be used to compare the yields of tax-exempt securities with those of fully taxable bonds. These calculations assume that an investor is subject to the highest federal and state income tax rates.

The second table on page 1 shows the funds’ net asset values at the start and the end of the period and their per-share distributions during the fiscal year.

Interest rates converged as the Fed tightened monetary policy

During the 12 months ended November 30, the broad fixed income market produced modest returns in an unusual interest rate environment. As the Federal Reserve Board raised its target for short-term rates to 4.00%—a 2 percentage point increase over the year—the impact on short-term securities was pronounced. The effect on long-term rates, by contrast, was muted. Indeed, the yield of the 30-year Treasury bond declined modestly.

These dynamics produced a “flattening of the yield curve”—a reduction in the difference between short- and long-term interest rates. The outcome was lower prices and weak returns for short- and intermediate-term bonds, solid returns for the longest-term securities, and a modest 2.4% return for the overall taxable bond market. Because municipal bond yields did not rise as much as yields on taxable securities, the broad tax-exempt bond market produced a higher 12-month return.

The different behavior of short- and long-term rates reflected inconsistencies in the broader economy. For example, growth in the value of goods and services produced by U.S. workers was surprisingly robust,

Market Barometer	Average Annual Total Returns Periods Ended November 30, 2005
	One Year	Three Years	Five Years

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	2.4%	4.0%	6.1%

Lehman Municipal Bond Index	3.9	4.9	5.9

Citigroup 3-Month Treasury Bill Index	2.8	1.7	2.3

Stocks

Russell 1000 Index (Large-caps)	10.0%	13.1%	1.3%

Russell 2000 Index (Small-caps)	8.1	20.0	10.1

Dow Jones Wilshire 5000 Index (Entire market)	10.1	14.2	2.5

MSCI All Country World Index ex USA (International)	16.5	22.9	6.4

CPI

Consumer Price Index	3.5%	2.9%	2.6%

and corporate profits remained strong. But persistently high energy prices, which spiked in the wake of Hurricanes Katrina and Rita, seemed to threaten the economy’s vigor.

U.S. stocks produced solid returns, and international markets surged

Stocks produced fiscal-year returns in the neighborhood of 10%, but, as with bonds, the stock market’s interim ups and downs seemed to echo the economy’s mixed signals. The broad market returned 10.1%. Large-capitalization stocks outperformed their smaller counterparts.

International stocks were the period’s best performers, even as a strengthening dollar reduced the value of international assets for U.S. investors. The long-slumbering Japanese market was a notably strong performer.

The funds’ returns were consistent with their goals and objectives

The 3.3% return of the New Jersey Long-Term Tax-Exempt Fund’s Investor Shares reflected a modest increase in income that was sufficient to offset declining prices for the portfolio’s bonds. The fund topped the return of its index benchmark, but slightly trailed the average return of competing New Jersey municipal debt funds. The longer-maturity bonds held by the fund represented the better-performing segment of an unsettled fixed income market.

The 2.2% return of the New Jersey Tax-Exempt Money Market Fund was mainly a result of the rise in short-term rates. The very short maturity of the fund’s securities allowed it to quickly translate rising rates into higher income. The fund’s lower expenses also helped it to outperform its average peer.

Expense Ratios:[1] Your fund compared with its peer group
	Investor Shares	Admiral Shares	Peer Group

Money Market	0.13%	--%	0.68%

Long-Term	0.16%	0.09%	1.10

Total Returns Ten Years Ended November 30, 2005
	Average Annual Return		Final Value of a $10,000 Initial Investment[2]
New Jersey Tax-Exempt Fund	Vanguard Fund	Average Competing Fund	Vanguard Fund	Average Competing Fund	Vanguard Advantage

Money Market	2.4%	2.0%	$12,723	$12,248	$475

Long-Term Investor Shares	5.4	4.7	16,921	15,763	1,158

1 Fund expense ratios reflect the fiscal year ended November 30, 2005. Peer-groups are: for the New Jersey Tax-Exempt Money Market Fund, the Average New Jersey Tax-Exempt Money Market Fund, and for the New Jersey Long-Term Tax-Exempt Fund, the Average New Jersey Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.
2 Assuming reinvestment of all income dividends and capital gains distributions.

For more details on the funds’ positioning, please see the Advisor’s Report, beginning on Page 6.

Time reveals the advantages of low costs and skilled management

Despite the erratic interest rate environment, the funds’ investment advisor, Vanguard Fixed Income Group, was able to position the funds prudently while maintaining a focus on diversification, credit quality, the generation of consistent income, and low transaction costs.

This focus has created a powerful advantage for the New Jersey Tax-Exempt Funds over the long term, as you can see in the second table on page 4. It presents the annualized returns of the two funds and their respective peer groups over a ten-year period. We also show the growth of a hypothetical initial investment of $10,000 over the ten years. As you can see, a modest advantage in the short term can become much more pronounced over time.

Muni funds can play a key role for tax-conscious investors

The marked “flattening of the yield curve” over the past year has been a surprise to many veteran bond investors. The development is yet another reminder that an effective long-term investment program should be designed to weather the unexpected.

Our time-tested advice is to maintain a portfolio that is balanced across asset classes (bond, money market, and stock funds) and diversified within each of those classes. Your allocations to each asset class should match your goals, risk tolerance, and time horizon. For investors in higher tax brackets, the New Jersey Tax-Exempt Funds can be important components in such an investment plan. These funds offer income that is free of both federal and New Jersey taxes, and they also serve as ballast for equity investments, which are historically more volatile than bonds or money markets.

No matter what your current stage of investment—from saving for college to drawing retirement income—I encourage you to take advantage of the many online planning tools available on our website, Vanguard.com®. In addition, Vanguard offers a broad range of advisory services that can help you make sure your investment strategy is suited for your unique circumstances.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
December 14, 2005

Advisor’s Report

During the past 12 months, the yields of all but the longest-term municipal securities rose. The increase was most pronounced among shorter-term securities, producing a flattening of the yield curve. A similar pattern unfolded in the U.S. Treasury market, though with a sharper rise in short-term rates.

The Vanguard New Jersey Tax-Exempt Funds provided returns consistent with those of their market segments. The Money Market Fund returned 2.2%. The Long-Term Fund returned 3.3% (3.4% for Admiral Shares).

The Fed’s tightening continued; economic growth remained solid

Throughout the fiscal year, the Federal Reserve Board continued to tighten monetary policy, gradually raising its target for short-term rates from 2.00% to 4.00%. The Fed maintained that, despite the rise in borrowing costs produced by the steady increase in short-term rates, the economy would continue to expand, bolstered by productivity growth and reconstruction activity in hurricane-affected areas. Some analysts believe that the central bank will continue to raise rates at its “measured pace” of 25-basis-point increments.

As the Fed’s policy suggested, the economy’s recent performance has been strong, driven by consumer spending and business investment. To the extent that inflation became a concern, energy prices were the primary culprit. Hurricanes Katrina and Rita idled some Gulf Coast refineries, which led to significant spikes in already-high oil and gasoline prices. The Consumer Price Index (CPI) rose by 1.2% in September, its largest monthly increase

Yields of Municipal Securities (AAA-Rated General-Obligation Issues)
Maturity	Nov. 30, 2004	Nov. 30, 2005	Change (basis points)

2 years	2.19%	3.24%	+105

5 years	2.85	3.43	+58

10 years	3.66	3.87	+21

30 years	4.76	4.55	-21

Yields of U.S. Treasury Securities
Maturity	Nov. 30, 2004	Nov. 30, 2005	Change (basis points)

2 years	3.00%	4.41%	+141

5 years	3.69	4.41	+72

10 years	4.35	4.48	+13

30 years	5.00	4.69	-31

Source: The Vanguard Group.

in 25 years. The “core” inflation rate, which excludes volatile food and energy prices, rose more modestly.

Treasury and municipal markets generally followed the Fed’s lead

The yields of short-term municipal and Treasury securities increased as the Fed boosted its interest rate target. The tables on page 6 show yield changes for Treasury and municipal securities across the maturity spectrum. Yield increases were less pronounced among longer-term securities. In fact, the yields of the longest-maturity bonds declined during the 12-month period.

During fiscal 2005, the supply of New Jersey debt increased by 7% to $15.4 billion. Although the new issuance didn’t have a noticeable impact on municipal bond returns, increasing supply has the potential to put upward pressure on bond yields.

Both funds’ 12-month performance was driven by rising rates

As short-term interest rates rose, the New Jersey Tax-Exempt Money Market Fund translated higher yields into more income. The fund’s 2.2% return was 1.2 percentage points higher than its fiscal 2004 return, and its 7-day SEC yield finished the period at 2.81%, up 1.26 percentage points from a year earlier. We kept the fund’s average maturity at the short end of its typical range, which allowed us to accelerate investment in newly issued higher-yielding securities. The fund topped the average return of its peer group during the 12 months. Rising rates also affected the New Jersey Long-Term Tax-Exempt Fund, but the primary short-term impact was mixed. The fund returned a bit more than 3%, as its interest income more than offset a decline in the prices of short- and intermediate-term bonds. The fund’s return modestly trailed the peer-group average. As usual, the portfolio emphasized quality and diversification by issuer. The fund’s duration—a measure of interest rate sensitivity—remained near the short end of its typical range. This defensive positioning limited the fund’s participation in the price appreciation that took place in the longest portion of the yield curve.

Conservative strategy and low costs have provided a durable advantage

In any 12-month period, the funds’ relatively conservative strategies can be an advantage or disadvantage. Over time, however, the funds’ disciplined approach has produced highly competitive returns. The combination of conservative positioning and long-term outperformance partly reflects the funds’ low operating costs, which reduce the need to take unnecessary risks in pursuit of return. Vanguard’s expense advantage is important in any market environment, but it’s especially critical in the current environment of low yields.

John M. Carbone, Principal
Vanguard Fixed Income Group
December 15, 2005

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2005

Financial Attributes

Yield	2.8%

Average Weighted Maturity	34 days

Average Quality[1]	MIG-1

Expense Ratio	0.13%

Distribution by Credit Quality[2] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	84%

P-1/A-1/SP-1/F-1	16

1 Moody’s Investors Service.
2 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.
See page 47 for a glossary of investment terms.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New Jersey Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects the current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 1995–November 30, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

New Jersey Tax-Exempt Money Market Fund	2.17%	1.63%	2.44%	$12,723

Average New Jersey Tax-Exempt

Money Market Fund[1]	1.67	1.19	2.05	12,248

1 Derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 20 for dividend information.

New Jersey Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1995-November 30, 2005
Fiscal Year	Total Return	Average Fund[1] Total Return

1996	3.2%	2.9%

1997	3.3	3.0

1998	3.2	2.8

1999	2.9	2.5

2000	3.7	3.4

2001	2.8	2.4

2002	1.3	0.9

2003	0.9	0.5

2004	1.0	0.5

2005	2.2	1.7

SEC 7-Day Annualized Yield (11/30/2005): 2.81%

Average Annual Total Returns: Periods Ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

New Jersey Tax-Exempt
Money Market Fund	2/3/1988	1.99%	1.67%	0.00%	2.45%	2.45%

1 Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

New Jersey Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Municipal Bonds (99.3%)

Bridgewater Township NJ BAN	4.000%	10/4/06	7,630	7,695
Burlington County NJ BAN	3.500%	3/2/06	15,800	15,843
Burlington County NJ BAN	3.250%	4/14/06	24,985	25,017
Burlington County NJ BAN	3.750%	7/13/06	11,500	11,579
[1] Burlington County NJ Bridge Comm
Rev. TOB VRDO	3.070%	12/7/05 (2)	5,365	5,365
Cherry Hill Township NJ BAN	4.000%	10/24/06	9,133	9,204
Delaware River & Bay Auth. New Jersey Rev. VRDO	3.010%	12/7/05 (2)	12,200	12,200
[1] Essex County NJ Improvement Auth
Lease Rev. TOB VRDO	3.010%	12/7/05 (1)	7,480	7,480
Essex County NJ Improvement Auth. Rev
(Pooled Govt. Loan) VRDO	2.930%	12/7/05 LOC	40,350	40,350
Gloucester County NJ BAN	4.000%	10/23/06	16,200	16,335
Gloucester County NJ PCR
(Mobil Oil Refining Corp.) VRDO	2.800%	12/1/05	34,775	34,775
Hopewell Township NJ BAN	4.500%	11/17/06	16,940	17,149
Middlesex County NJ BAN	3.500%	6/16/06	61,000	61,258
Monmouth County NJ Improvement Auth. Rev
(Pooled Govt. Loan) VRDO	2.900%	12/7/05 LOC	56,915	56,915
Monroe Township NJ BAN	3.500%	2/21/06	9,980	10,006
Mount Laurel Township NJ BAN	4.000%	5/26/06	7,351	7,389
[1] New Jersey Building Auth. Rev. TOB VRDO	3.050%	12/7/05 (1)	42,395	42,395
[1] New Jersey COP TOB VRDO	3.080%	12/7/05 (2)	10,395	10,395
New Jersey Econ. Dev. Auth. Fac. Rev
(Logan Project) CP	2.820%	12/14/05 LOC	25,000	25,000
New Jersey Econ. Dev. Auth. Rev
(Bennedictine Abbey Newark) VRDO	2.960%	12/7/05 LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev
(Bennedictine Abbey Newark) VRDO	2.960%	12/7/05 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev
(Chambers Cogeneration Limited Partnership) CP	3.020%	12/14/05 LOC	30,100	30,100

New Jersey Tax-Exempt Money Market Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New Jersey Econ. Dev. Auth. Rev
(Columbia Univ. Project) CP	2.810%	12/14/05	7,880	7,880
New Jersey Econ. Dev. Auth. Rev
(Hamilton YMCA) VRDO	3.060%	12/7/05 LOC	4,910	4,910
New Jersey Econ. Dev. Auth. Rev
(Hoffman-La Roche) VRDO	2.950%	12/1/05 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev
(Jewish Community Center) VRDO	2.980%	12/7/05 LOC	5,820	5,820
New Jersey Econ. Dev. Auth. Rev
(Lawrenceville School Project) VRDO	2.750%	12/1/05	23,700	23,700
New Jersey Econ. Dev. Auth. Rev
(Lawrenceville School Project) VRDO	2.820%	12/1/05	11,525	11,525
[1] New Jersey Econ. Dev. Auth. Rev
(Motor Vehicle Comm.) TOB VRDO	3.010%	12/7/05 (1)	15,705	15,705
[1] New Jersey Econ. Dev. Auth. Rev
(Motor Vehicle Comm.) TOB VRDO	3.060%	12/7/05 (1)	8,000	8,000
[1] New Jersey Econ. Dev. Auth. Rev
(Motor Vehicle Comm.) TOB VRDO	3.070%	12/7/05 (1)	6,075	6,075
New Jersey Econ. Dev. Auth. Rev
(Peddie School Project) VRDO	2.990%	12/7/05	6,725	6,725
New Jersey Econ. Dev. Auth. Rev
(Peddie School Project) VRDO	3.010%	12/7/05	5,000	5,000
New Jersey Econ. Dev. Auth. Rev
(Peddie School Project) VRDO	3.010%	12/7/05	7,700	7,700
New Jersey Econ. Dev. Auth. Rev
(Russell Berrie) VRDO	2.900%	12/7/05 LOC	7,000	7,000
[1] New Jersey Econ. Dev. Auth. Rev
(School Fac.) TOB VRDO	3.060%	12/7/05 (2)	5,340	5,340
[1] New Jersey Econ. Dev. Auth. Rev
(School Fac.) TOB VRDO	3.060%	12/7/05 (3)	8,800	8,800
[1] New Jersey Econ. Dev. Auth. Rev
(School Fac.) TOB VRDO	3.060%	12/7/05 (4)	10,635	10,635
[1] New Jersey Econ. Dev. Auth. Rev
(School Fac.) TOB VRDO	3.070%	12/7/05 (3)	39,440	39,440
[1] New Jersey Econ. Dev. Auth. Rev
(School Fac.) TOB VRDO	3.070%	12/7/05 (2)	11,385	11,385
[1] New Jersey Econ. Dev. Auth. Rev
(Transp. Project) TOB VRDO	3.070%	12/7/05 (4)	7,465	7,465
New Jersey Econ. Dev. Auth. Rev
(United States Golf Assn.) VRDO	3.010%	12/7/05 LOC	5,300	5,300
New Jersey Econ. Dev. Auth. Rev. PCR
(Exxon) VRDO	2.710%	12/1/05	6,900	6,900
New Jersey Econ. Dev. Auth. Water Fac. Rev
(Logan Project) CP	2.780%	12/13/05 LOC	30,000	30,000
[1] New Jersey Econ. Dev. Auth. Water Fac. Rev
(New Jersey Water Co. Project) TOB VRDO	3.090%	12/7/05 (3)	4,850	4,850
New Jersey Econ. Dev. Auth. Water Fac. Rev
(United Water Co.) VRDO	3.080%	12/1/05 (2)	23,965	23,965

New Jersey Tax-Exempt Money Market Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New Jersey Educ. Fac. Auth. Rev
(College of New Jersey) VRDO	3.010%	12/7/05 (2)	32,100	32,100
New Jersey Educ. Fac. Auth. Rev
(Institute for Defense Analyses) VRDO	3.050%	12/7/05 (2)	12,930	12,930
[1] New Jersey Educ. Fac. Auth. Rev
(Princeton Univ.) TOB VRDO	3.060%	12/7/05	5,000	5,000
[1] New Jersey Educ. Fac. Auth. Rev
(Princeton Univ.) TOB VRDO	3.070%	12/7/05	5,210	5,210
New Jersey Educ. Fac. Auth. Rev
(Princeton Univ.) VRDO	2.750%	12/1/05	59,775	59,775
New Jersey Educ. Fac. Auth. Rev
(Princeton Univ.) VRDO	2.900%	12/1/05	33,450	33,450
[1] New Jersey Educ. Fac. Auth. Rev
(Rowan Univ.) TOB VRDO	3.060%	12/7/05 (2)	2,785	2,785
[1] New Jersey GO TOB VRDO	3.070%	12/7/05	24,200	24,200
[1] New Jersey GO TOB VRDO	3.070%	12/7/05 (3)	33,245	33,245
[1] New Jersey GO TOB VRDO	3.070%	12/7/05 (2)	7,480	7,480
New Jersey Health Care Fac. Financing Auth. Rev
(Capital Health Systems Obligated Group) VRDO	3.010%	12/7/05 LOC	20,460	20,460
New Jersey Health Care Fac. Financing Auth. Rev
(Holy Name Hosp.) VRDO	3.010%	12/7/05 LOC	6,400	6,400
New Jersey Health Care Fac. Financing Auth. Rev
(Hosp. Capital Asset Pooled Program) VRDO	2.950%	12/7/05 LOC	13,200	13,200
New Jersey Health Care Fac. Financing Auth. Rev
(Hosp. Capital Asset Pooled Program) VRDO	2.950%	12/7/05 LOC	19,850	19,850
New Jersey Health Care Fac. Financing Auth. Rev
(Hosp. Capital Asset Pooled Program) VRDO	2.950%	12/7/05 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev
(Hosp. Capital Asset Pooled Program) VRDO	2.950%	12/7/05 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev
(Meridian Health Systems) VRDO	2.920%	12/7/05 LOC	32,100	32,100
New Jersey Health Care Fac. Financing Auth. Rev
(Meridian Health Systems) VRDO	2.940%	12/7/05 LOC	17,600	17,600
New Jersey Health Care Fac. Financing Auth. Rev
(Robert Wood Johnson Univ.) VRDO	3.010%	12/7/05 LOC	31,105	31,105
New Jersey Health Care Fac. Financing Auth. Rev
(Robert Wood Johnson) VRDO	3.010%	12/7/05 LOC	17,000	17,000
New Jersey Health Care Fac. Financing Auth. Rev
(St. Peters Univ. Hosp.) VRDO	2.990%	12/7/05 LOC	15,100	15,100
New Jersey Health Care Fac. Financing Auth. Rev
(Virtua Health) VRDO	3.010%	12/7/05 LOC	9,800	9,800
[1] New Jersey Health Care Fac
Financing Auth. Rev. TOB VRDO	3.060%	12/7/05 (3)	10,000	10,000
[1] New Jersey Health Care Fac
Financing Auth. Rev. TOB VRDO	3.070%	12/7/05 (2)	10,500	10,500
[1] New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. TOB PUT	2.800%	3/9/06 (7)	30,825	30,825

New Jersey Tax-Exempt Money Market Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. VRDO	3.060%	12/7/05 (4)	10,360	10,360
[1] New Jersey Housing & Mortgage Finance Agency
Rev. TOB VRDO	3.090%	12/7/05 (1)	2,290	2,290
New Jersey Housing & Mortgage Finance Agency
Rev. VRDO	2.980%	12/7/05	22,120	22,120
[1] New Jersey Sports & Exposition Auth. Rev
(Convention Center Luxury Tax) TOB VRDO	3.070%	12/7/05 (1)	6,920	6,920
[1] New Jersey Sports & Exposition Auth. Rev
(Convention Center Luxury Tax) TOB VRDO	3.070%	12/7/05 (1)	5,345	5,345
New Jersey Sports & Exposition Auth. Rev. VRDO	2.900%	12/7/05 (1)	1,680	1,680
New Jersey Sports & Exposition Auth. Rev. VRDO	2.960%	12/7/05 (1)	15,530	15,530
New Jersey TRAN	4.000%	6/23/06	66,000	66,424
[1] New Jersey Transp. Corp. COP TOB VRDO	3.060%	12/7/05 (3)	20,000	20,000
[1] New Jersey Transp. Corp. COP TOB VRDO	3.070%	12/7/05 (3)	9,635	9,635
New Jersey Transp. Trust Fund Auth. Rev	5.000%	6/15/06 (ETM)	5,945	6,009
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.060%	12/7/05 (10)	5,995	5,995
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.060%	12/7/05 (4)	7,075	7,075
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.060%	12/7/05 (3)	5,365	5,365
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.060%	12/7/05 (1)	10,000	10,000
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.060%	12/7/05 (1)	6,205	6,205
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.070%	12/7/05 (3)	8,740	8,740
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.070%	12/7/05 (1)	2,600	2,600
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.070%	12/7/05 (3)	26,200	26,200
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.070%	12/7/05 (3)	11,145	11,145
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.070%	12/7/05 (3)	10,000	10,000
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.070%	12/7/05 (2)	3,745	3,745
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.070%	12/7/05 (1)	5,720	5,720
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.070%	12/7/05 (1)	8,115	8,115
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.080%	12/7/05 (1)	10,000	10,000
[1] New Jersey Transp. Trust Fund Auth. Transp
System TOB VRDO	3.000%	12/7/05 (4)	21,995	21,995
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.010%	12/7/05 (1)	8,100	8,100
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.050%	12/7/05 (1)	18,490	18,490
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.070%	12/7/05 (2)	8,000	8,000
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.070%	12/7/05 (3)	13,640	13,640
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.070%	12/7/05 (2)	6,810	6,810
New Jersey Turnpike Auth. Rev. VRDO	2.900%	12/7/05 (4)	52,800	52,800
New Jersey Turnpike Auth. Rev. VRDO	2.900%	12/7/05 (4)	92,600	92,600
New Jersey Turnpike Auth. Rev. VRDO	2.900%	12/7/05 (4)	13,900	13,900
New Jersey Turnpike Auth. Rev. VRDO	2.950%	12/7/05 (3)LOC	123,650	123,650
Port Auth. of New York & New Jersey CP	3.030%	12/9/05	25,900	25,900
Port Auth. of New York & New Jersey CP	2.730%	12/13/05	33,860	33,860
Port Auth. of New York & New Jersey CP	2.810%	12/14/05	13,860	13,860

New Jersey Tax-Exempt Money Market Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Port Auth. of New York & New Jersey CP	2.950%	12/14/05	17,300	17,300
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.070%	12/7/05 (10)	5,430	5,430
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.070%	12/7/05 (10)	10,650	10,650
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.090%	12/7/05 (3)	5,930	5,930
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.090%	12/7/05 (3)	3,750	3,750
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.100%	12/7/05 (11)	2,980	2,980
Princeton Township NJ BAN	4.000%	3/30/06	16,279	16,353
Princeton Univ. New Jersey CP	2.650%	12/13/05	9,000	9,000
Princeton Univ. New Jersey CP	3.050%	2/13/06	6,500	6,500
Readington Township NJ BAN	3.250%	2/8/06	10,000	10,009
Readington Township NJ BAN	3.500%	2/8/06	17,000	17,039
Ridgewood NJ BAN	3.500%	6/30/06	11,018	11,071
Rockaway NJ Township BAN	3.750%	7/20/06	7,340	7,385
[1] Rutgers State Univ. New Jersey TOB VRDO	3.060%	12/7/05 (3)	4,663	4,663
Rutgers State Univ. New Jersey VRDO	2.860%	12/1/05	85,325	85,325
Salem County NJ Financing Auth. PCR
(Atlantic City Electric Co.) VRDO	2.920%	12/7/05 (1)	9,850	9,850
Salem County NJ Financing Auth. PCR
(Atlantic City Electric Co.) VRDO	3.000%	12/7/05 (1)	3,000	3,000
Salem County NJ Financing Auth. PCR
(Exelon Project) CP	2.820%	12/14/05 LOC	19,000	19,000
Union County NJ BAN	3.250%	3/1/06	30,000	30,037
Union County NJ PCR (Exxon) VRDO	2.710%	12/1/05	3,500	3,500
Union County NJ PCR (Exxon) VRDO	2.710%	12/1/05	15,340	15,340
[1] Univ. of Medicine & Dentistry New Jersey
COP TOB VRDO	3.060%	12/7/05 (1)	4,120	4,120
Univ. of Medicine & Dentistry New Jersey
Rev. VRDO	3.040%	12/7/05 (2)	70,625	70,625
Outside New Jersey
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.030%	12/7/05 (4)	10,000	10,000
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.050%	12/7/05 (1)	4,050	4,050
[1] Puerto Rico Govt. Dev. Bank CP	2.850%	1/30/06 LOC	5,000	5,000
Puerto Rico Govt. Dev. Bank VRDO	2.850%	12/7/05 (1)	4,490	4,490
[1] Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.990%	12/7/05 (3)	5,150	5,150
[1] Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.040%	12/7/05 (1)	21,225	21,225
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.930%	12/7/05 (2)	23,000	23,000
[1] Puerto Rico Ind. Medical & Environmental Fac
Finance Auth. Rev. PCR (Abbott Laboratories) PUT	2.550%	3/1/06	9,275	9,275

New Jersey Tax-Exempt Money Market Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

[1] Puerto Rico Infrastructure Financing Auth
Special Obligation Bonds TOB VRDO	3.030%	12/7/05	29,105	29,105
[1] Puerto Rico Infrastructure Financing Auth
Special Tax Rev. TOB VRDO	3.030%	12/7/05 (2)	6,515	6,515
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.090%	12/7/05 (2)	10,975	10,975
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.040%	12/7/05 (11)	19,926	19,926
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.070%	12/7/05 LOC	10,000	10,000
Total Municipal Bonds
(Cost $2,502,601)				2,502,601
Other Assets and Liabilities (0.7%)
Other Assets--Note B				25,650
Liabilities				(7,512)
				18,138
Net Assets (100%)
Applicable to 2,520,575,988 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				2,520,739
Net Asset Value Per Share				$1.00

At November 30, 2005, net assets consisted of:
	Amount ($000)	Per Share

Paid-in Capital	2,520,815	$1.00

Undistributed Net Investment Income	--	--

Accumulated Net Realized Losses	(76)	--

Unrealized Appreciation	--	--

Net Assets	2,520,739	$1.00

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of these securities was $723,449,000, representing 28.7% of net assets.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3)FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7)FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (COC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Year Ended November 30, 2005 ($000)

Investment Income

Income

Interest	52,387

Total Income	52,387

Expenses

The Vanguard Group--Note B

Investment Advisory Services	244

Management and Administrative	2,106

Marketing and Distribution	501

Custodian Fees	7

Auditing Fees	14

Shareholders' Reports	15

Trustees' Fees and Expenses	3

Total Expenses	2,890

Net Investment Income	49,497

Realized Net Gain (Loss) on Investment Securities Sold	(63)

Change in Unrealized Appreciation (Depreciation) of Investment Securities	--

Net Increase (Decrease) in Net Assets Resulting from Operations	49,434

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	49,497	20,443

Realized Net Gain (Loss)	(63)	(18)

Change in Unrealized Appreciation (Depreciation)	--	--

Net Increase (Decrease) in Net Assets Resulting from Operations	49,434	20,425

Distributions

Net Investment Income	(49,497)	(20,443)

Realized Capital Gain	--	--

Total Distributions	(49,497)	(20,443)

Capital Share Transactions (at $1.00)

Issued	2,081,057	1,657,200

Issued in Lieu of Cash Distributions	47,143	19,556

Redeemed	(1,681,038)	(1,477,316)

Net Increase (Decrease) from Capital Share Transactions	447,162	199,440

Total Increase (Decrease)	447,099	199,422

Net Assets

Beginning of Period	2,073,640	1,874,218

End of Period	2,520,739	2,073,640

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.021	.01	.009	.013	.028

Net Realized and Unrealized Gain (Loss)
on Investments	--	--	--	--	--

Total from Investment Operations	.021	.01	.009	.013	.028

Distributions

Dividends from Net Investment Income	(.021)	(.01)	(.009)	(.013)	(.028)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.021)	(.01)	(.009)	(.013)	(.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.17%	1.03%	0.87%	1.29%	2.80%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,521	$2,074	$1,874	$1,758	$1,549

Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.17%	0.17%	0.18%

Ratio of Net Investment Income to Average Net Assets	2.17%	1.03%	0.87%	1.28%	2.74%

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At November 30, 2005, the fund had contributed capital of $301,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
 As of November 30, 2005

Financial Attributes
	Fund	Comparative Index[1]	Broad Index[2]

Number of Issues	332	6,365	36,709

Yield	--	--

Investor Shares	4.0%

Admiral Shares	4.1%

Yield to Maturity	4.1%[3]	3.9%	4.0%

Average Coupon	4.6%	5.1%	5.1%

Average Effective

Maturity	8.8 years	7.4 years	6.9 years

Average Quality	AA+	AAA	AA+

Average Duration	6.1 years	5.9 years	5.4 years

Expense Ratio	--	--

Investor Shares	0.16%

Admiral Shares	0.09%

Short-Term Reserves	4%	--	--

Volatility Measures
	Fund	Comparative Index[1]	Fund	Broad Index[2]

R-Squared	0.98	1.00	0.98	1.00

Beta	0.97	1.00	1.15	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	5%

1-5 Years	26

5-10 Years	34

10-20 Years	35

Distribution by Credit Quality (% of portfolio)

AAA	83%

AA	10

A	2

BBB	5

Investment Focus

1 Lehman 10 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before expenses.
See page 47 for a glossary of investment terms.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1995–November 30, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

New Jersey Long-Term Tax-Exempt Fund

Investor Shares	3.29%	5.66%	5.40%	$16,921

Lehman Municipal Bond Index	3.88	5.92	5.72	17,448

Lehman 10 Year Municipal Bond Index	3.01	5.74	5.65	17,332

Average New Jersey Municipal Debt Fund[1]	3.52	5.07	4.66	15,763

	One Year	Since Inception[2]	Final Value of a $100,000 Investment

New Jersey Long-Term Tax-Exempt Fund
Admiral Shares	3.36%	5.30%	$126,468

Lehman Municipal Bond Index	3.88	5.55	127,848

Lehman 10 Year Municipal Bond Index	3.01	5.38	126,923

1 Derived from data provided by Lipper Inc.
2 Returns since inception on May 14, 2001.
Note: See Financial Highlights tables on pages 39 and 40 for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1995-November 30, 2005
Fiscal Year	Capital Return	Income Return	Total Return	Lehman[1] Total Return

1996	-0.7%	5.4%	4.7%	5.7%

1997	1.0	5.4	6.4	7.1

1998	2.3	5.3	7.6	8.1

1999	-6.2	4.9	-1.3	-0.4

2000	2.9	5.7	8.6	7.7

2001	3.4	5.2	8.6	8.2

2002	1.5	4.9	6.4	6.7

2003	2.1	4.7	6.8	6.9

2004	-1.2	4.5	3.3	4.0

2005	-1.1	4.4	3.3	3.0

Average Annual Total Returns: Periods Ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

New Jersey Long-Term Tax-Exempt Fund

Investor Shares	2/3/1988	3.15%	6.10%	0.71%	5.08%	5.79%

Admiral Shares	5/14/2001	3.22	5.55[2]	--	--	--

1 Lehman 10 Year Municipal Bond Index.
2 Return since inception.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
 As of November 30, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Municipal Bonds (98.4%)

Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (3)	1,755	2,012
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (3)	4,025	4,725
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (3)	3,685	4,208
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (3)	1,480	1,694
Atlantic County NJ Util. Auth. Sewer Rev	6.875%	1/1/12 (2)(ETM)	2,035	2,233
Burlington County NJ Bridge Comm. Rev	5.250%	12/15/21 (2)	3,200	3,478
Camden County NJ Improvement Auth. Lease Rev	5.375%	9/1/10 (4)(Prere.)	850	918
Camden County NJ Improvement Auth. Lease Rev	5.500%	9/1/10 (4)(Prere.)	1,470	1,596
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/16	1,140	1,248
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/17	1,025	1,115
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/18	1,265	1,376
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/19	1,335	1,452
Cape May County NJ Muni. Util. Auth. Rev	5.750%	1/1/14 (4)	6,930	7,822
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/17 (1)	2,560	2,734
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/18 (1)	2,165	2,312
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21 (1)	15,400	19,709
Delaware River & Bay Auth. New Jersey Rev	5.375%	1/1/10 (2)(Prere.)	750	810
Delaware River & Bay Auth. New Jersey Rev	5.750%	1/1/10 (2)(Prere.)	5,000	5,472
Delaware River Port Auth
Pennsylvania & New Jersey Rev	5.750%	1/1/22 (4)	10,000	10,763
Delaware River Port Auth
Pennsylvania & New Jersey Rev	5.625%	1/1/26 (4)	5,000	5,338
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,844
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	2,995
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,154
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,508
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,193
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/20 (4)	3,775	4,311
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/21 (4)	3,995	4,571
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/22 (4)	4,220	4,839

New Jersey Long-Term Tax-Exempt Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Egg Harbor Township NJ School Dist. GO	5.750%	7/15/24 (4)	4,715	5,578
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/25 (4)	4,885	5,796
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/10 (3)(Prere.)	3,390	3,722
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/10 (3)(Prere.)	5,090	5,588
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/10 (3)(Prere.)	2,650	2,909
Essex County NJ Improvement Auth. Rev	5.500%	10/1/23 (1)	12,065	13,773
Essex County NJ Improvement Auth. Rev	5.500%	10/1/24 (1)	6,725	7,703
Essex County NJ Improvement Auth. Rev	5.500%	10/1/25 (1)	11,630	13,361
Essex County NJ Improvement Auth. Rev	5.500%	10/1/26 (1)	6,500	7,468
Essex County NJ Solid Waste Util. Auth	5.600%	4/1/06 (4)(Prere.)	200	206
Essex County NJ Solid Waste Util. Auth	0.000%	4/1/10 (4)	1,000	850
Evesham NJ Util. Auth. Rev	5.000%	7/1/16 (2)	3,435	3,658
Evesham NJ Util. Auth. Rev	5.000%	7/1/17 (2)	3,705	3,919
Evesham NJ Util. Auth. Rev	5.000%	7/1/18 (2)	1,605	1,697
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	11,325	5,499
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	41,150	18,875
Garden State Preservation Trust New Jersey	0.000%	11/1/23 (4)	15,000	6,513
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/16 (1)	1,000	1,062
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/17 (1)	1,000	1,061
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/20 (1)	1,150	1,214
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/23 (1)	1,000	1,049
Gloucester County NJ PCR
(Mobil Oil Refining Corp.) VRDO	2.800%	12/1/05	1,500	1,500
Gloucester Township NJ GO	5.750%	7/15/10 (2)	2,880	3,159
Gloucester Township NJ Muni. Util. Auth. Rev	5.650%	3/1/18 (2)	2,755	3,082
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev	6.000%	6/1/13 (1)	1,875	1,898
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev	6.000%	6/1/15 (1)	3,480	3,522
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev	6.100%	6/1/16 (1)	1,875	1,898
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,385
Hillsborough Township NJ School Dist. GO	5.375%	10/1/15 (4)	1,720	1,922
Hillsborough Township NJ School Dist. GO	5.375%	10/1/17 (4)	720	806
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	1,961
Hoboken-Union City-Weehawken
NJ Sewerage Auth. Rev	0.000%	8/1/06 (1)	2,000	1,957
[1] Hoboken-Union City-Weehawken
NJ Sewerage Auth. Rev	6.250%	8/1/13 (1)	9,590	11,123
Hudson County NJ GO	6.550%	7/1/07 (3)	1,300	1,363
Irvington Township NJ GO	0.000%	8/1/07 (1)(ETM)	1,000	944
Irvington Township NJ GO	0.000%	8/1/09 (1)(ETM)	2,580	2,253
Irvington Township NJ GO	0.000%	8/1/10 (1)(ETM)	2,080	1,741
Jackson Township NJ Board of Educ. GO	5.375%	4/15/26 (3)	6,885	7,351

New Jersey Long-Term Tax-Exempt Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Jackson Township NJ Board of Educ. GO	5.375%	4/15/27 (3)	7,676	8,195
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,625	2,784
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,790	2,959
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,850	3,023
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,112
Mercer County NJ Improvement Auth
Solid Waste Rev	5.375%	9/15/12	11,120	11,704
Mercer County NJ Improvement Auth
Special Services School Dist. Rev	5.750%	12/15/08	1,165	1,242
Mercer County NJ Improvement Auth
Special Services School Dist. Rev	5.950%	12/15/12	4,895	5,554
Middlesex County NJ COP	5.000%	8/1/11 (1)	1,050	1,119
Middlesex County NJ COP	5.500%	8/1/15 (1)	1,195	1,299
Middlesex County NJ Improvement Auth	5.375%	3/15/22 (3)	1,825	1,973
Middlesex County NJ Improvement Auth	5.375%	3/15/23 (3)	1,925	2,081
Middlesex County NJ Improvement Auth
Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/15	500	508
Middlesex County NJ Improvement Auth
Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/20	500	502
Middlesex County NJ Improvement Auth
Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/32	5,100	4,962
Middlesex County NJ Improvement Auth
Rev. Heldrich Center Hotel/Conference Project	5.125%	1/1/37	3,500	3,454
Middlesex County NJ Improvement Auth
Rev. Open Space Trust Fund	5.250%	9/15/19	1,585	1,715
Middlesex County NJ Improvement Auth
Rev. Open Space Trust Fund	5.250%	9/15/20	1,600	1,732
Middlesex County NJ Improvement Auth
Rev. Open Space Trust Fund	5.250%	9/15/21	2,375	2,570
Middlesex County NJ Improvement Auth
Rev. Open Space Trust Fund	5.250%	9/15/22	2,000	2,164
Middlesex County NJ Improvement Auth
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,320
Middlesex County NJ Improvement Auth
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	1,888
Middlesex County NJ Improvement Auth
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,602
Middlesex County NJ Util. Auth. Sewer Rev	5.125%	12/1/16 (3)	3,050	3,175
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,899
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,131
Monmouth County NJ Improvement Auth
Rev. (Howell Township Board of Educ.)	5.800%	7/15/07 (Prere.)	1,180	1,237
Monmouth County NJ Improvement Auth
Rev. (Howell Township Board of Educ.)	5.000%	7/15/19 (2)	2,115	2,235
Monmouth County NJ Improvement Auth
Rev. (Howell Township Board of Educ.)	5.000%	7/15/20 (2)	2,225	2,341

New Jersey Long-Term Tax-Exempt Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (1)	1,285	1,395
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (1)	1,280	1,379
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (1)	1,280	1,379
New Jersey Casino Reinvestment Dev. Auth
Rev. (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,179
New Jersey Casino Reinvestment Dev. Auth
Rev. (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,740
New Jersey Casino Reinvestment Dev. Auth
Rev. (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	6,013
New Jersey Casino Reinvestment Dev. Auth
Rev. (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,195
New Jersey Casino Reinvestment Dev. Auth
Rev. (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,762
New Jersey Casino Reinvestment Dev. Auth
Rev. (Parking Fee)	5.250%	6/1/21 (1)	3,000	3,206
New Jersey Econ. Dev. Auth. Lease Rev
(Bergen County Administration Complex)	5.500%	11/15/08 (1)(Prere.)	4,375	4,674
New Jersey Econ. Dev. Auth. Lease Rev
(Bergen County Administration Complex)	5.625%	11/15/08 (1)(Prere.)	4,870	5,219
New Jersey Econ. Dev. Auth. Lease Rev
(Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	6,080	6,537
New Jersey Econ. Dev. Auth. Lease Rev
(Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	5,440	5,849
New Jersey Econ. Dev. Auth
Market Transition Fac. Rev	5.500%	9/1/28 (3)	8,000	9,219
New Jersey Econ. Dev. Auth
Market Transition Fac. Rev	5.500%	9/1/29 (3)	7,055	8,123
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	6,500	6,670
New Jersey Econ. Dev. Auth. Rev
(Hillcrest Health Service)	0.000%	1/1/12 (2)	2,500	1,967
New Jersey Econ. Dev. Auth. Rev
(Hillcrest Health Service)	0.000%	1/1/13 (2)	3,000	2,252
New Jersey Econ. Dev. Auth. Rev
(Masonic Charity Foundation)	5.875%	6/1/18	1,250	1,365
New Jersey Econ. Dev. Auth. Rev
(Masonic Charity Foundation)	6.000%	6/1/25	1,000	1,104
New Jersey Econ. Dev. Auth. Rev
(Masonic Charity Foundation)	5.500%	6/1/31	1,665	1,762
New Jersey Econ. Dev. Auth. Rev
(Motor Vehicle Comm.)	5.250%	7/1/25 (1)	14,000	15,649
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,610
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,330
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/14 (3)(Prere.)	3,880	4,272
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/21 (3)	15,000	16,694
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/24	15,550	16,496
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/25	8,000	8,468
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	20,000	23,026

New Jersey Long-Term Tax-Exempt Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	10,000	10,546
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	24,500	28,284
New Jersey Econ. Dev. Auth. Rev
(St. Barnabas Project)	0.000%	7/1/08 (1)	2,305	2,098
New Jersey Econ. Dev. Auth. Rev
(St. Barnabas Project)	0.000%	7/1/11 (1)	4,650	3,739
New Jersey Econ. Dev. Auth. Rev
(St. Barnabas Project)	0.000%	7/1/12 (1)	4,550	3,499
New Jersey Econ. Dev. Auth. Rev
(St. Barnabas Project)	0.000%	7/1/13 (1)	4,500	3,300
New Jersey Econ. Dev. Auth. Rev
(St. Barnabas Project)	0.000%	7/1/14 (1)	4,210	2,941
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09 (4)(Prere.)	4,500	4,751
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09 (4)(Prere.)	3,465	3,727
New Jersey Econ. Dev. Auth. Water Fac. Rev
(NJ American Water Co.)	5.125%	4/1/22 (2)	5,000	5,197
New Jersey Econ. Dev. Auth. Water Fac. Rev
(United Water Co.) VRDO	2.980%	12/1/05 (2)	7,625	7,625
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/07 (2)	5,890	6,144
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/08 (2)	6,165	6,561
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/10 (4)(Prere.)	2,715	2,889
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/10 (4)(Prere.)	8,425	9,240
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/12	7,595	8,450
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/20	11,405	11,824
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (3)	2,060	2,296
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (3)	1,550	1,729
New Jersey Educ. Fac. Auth. Rev
(Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,892
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/21 (3)	2,605	2,806
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/22 (3)	2,775	2,985
New Jersey Educ. Fac. Auth. Rev
(New Jersey Institute of Technology)	5.250%	7/1/17 (1)	1,000	1,068
New Jersey Educ. Fac. Auth. Rev
(New Jersey Institute of Technology)	5.250%	7/1/18 (1)	1,470	1,570
New Jersey Educ. Fac. Auth. Rev
(New Jersey Institute of Technology)	5.250%	7/1/20 (1)	1,725	1,834
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16	2,545	2,827
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/17	10,630	11,852
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/18	4,785	5,352
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/19	7,000	7,848
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/09 (1)(Prere.)	2,105	2,267
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/15 (3)	1,550	1,655
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/17 (3)	1,700	1,798
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/20 (3)	1,010	1,062
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (3)(Prere.)	11,210	12,034

New Jersey Long-Term Tax-Exempt Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14 (3)	2,305	2,497
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15 (3)	1,880	2,031
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16 (3)	2,050	2,203
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/21 (3)	2,800	2,989
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10 (2)	1,500	1,600
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12 (2)	1,275	1,357
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15 (2)	400	430
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16 (2)	200	214
New Jersey Educ. Fac. Auth. Rev
(Stevens Institute of Technology)	5.125%	7/1/22	6,000	6,176
New Jersey Educ. Fac. Auth. Rev
(Stevens Institute of Technology)	5.250%	7/1/32	6,000	6,147
New Jersey Environmental Infrastructure Trust
Wastewater Treatment Rev	5.125%	9/1/15	5,090	5,451
New Jersey Environmental Infrastructure Trust
Wastewater Treatment Rev	5.000%	9/1/17	1,525	1,577
New Jersey GO	5.250%	7/1/18	15,000	16,573
New Jersey GO	5.125%	7/15/18	8,600	9,399
New Jersey GO	5.250%	7/1/19	10,105	11,206
New Jersey Health Care Fac. Financing Auth. Rev
(Atlantic City Medical Center)	6.000%	7/1/08	2,530	2,645
New Jersey Health Care Fac. Financing Auth. Rev
(Atlantic City Medical Center)	6.250%	7/1/17	3,950	4,404
New Jersey Health Care Fac. Financing Auth. Rev
(Atlantic City Medical Center)	5.750%	7/1/25	5,000	5,315
New Jersey Health Care Fac. Financing Auth. Rev
(Capital Health Systems Obligated Group)	5.750%	7/1/23	7,000	7,450
New Jersey Health Care Fac. Financing Auth. Rev
(Children's Specialized Hospital)	5.000%	7/1/24	800	798
New Jersey Health Care Fac. Financing Auth. Rev
(Children's Specialized Hospital)	5.500%	7/1/30	2,405	2,485
New Jersey Health Care Fac. Financing Auth. Rev
(Children's Specialized Hospital)	5.500%	7/1/36	6,800	7,022
New Jersey Health Care Fac. Financing Auth. Rev
(Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)	5.250%	7/1/09 (4)	5,500	5,783
New Jersey Health Care Fac. Financing Auth. Rev
(Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)	5.000%	7/1/10 (4)	4,695	4,900
New Jersey Health Care Fac. Financing Auth. Rev
(Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)	5.250%	7/1/12 (4)	1,500	1,572
New Jersey Health Care Fac. Financing Auth. Rev
(Hackensack Univ. Medical Center)	5.375%	1/1/13 (1)	2,355	2,458
New Jersey Health Care Fac. Financing Auth. Rev
(Holy Name Hosp.)	5.250%	7/1/20 (2)	4,100	4,277

New Jersey Long-Term Tax-Exempt Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New Jersey Health Care Fac. Financing Auth. Rev
(Meridian Health System Obligated Group)	5.625%	7/1/12 (4)	3,710	3,975
New Jersey Health Care Fac. Financing Auth. Rev
(Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,355	7,880
New Jersey Health Care Fac. Financing Auth. Rev
(Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	13,450	14,171
New Jersey Health Care Fac. Financing Auth. Rev
(Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	3,254
New Jersey Health Care Fac. Financing Auth. Rev
(South Jersey Hosp.)	5.875%	7/1/21	3,500	3,739
New Jersey Health Care Fac. Financing Auth. Rev
(South Jersey Hosp.)	6.000%	7/1/26	3,500	3,727
New Jersey Health Care Fac. Financing Auth. Rev
(South Jersey Hosp.)	6.000%	7/1/32	3,000	3,173
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	5.250%	7/1/13 (1)	3,000	3,158
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	5.250%	7/1/16 (1)	3,300	3,477
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	0.000%	7/1/21 (1)	3,000	1,459
New Jersey Health Care Fac. Financing Auth. Rev
(Virtua Health)	5.250%	7/1/14 (4)	11,000	11,581
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	4.950%	6/1/10 (2)	3,355	3,416
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.050%	6/1/11 (2)	2,675	2,728
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.050%	6/1/12 (1)	585	599
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.150%	6/1/12 (2)	2,780	2,830
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.100%	6/1/13 (1)	1,335	1,369
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.200%	6/1/13 (2)	4,325	4,419
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.125%	6/1/14 (1)	765	785
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.250%	6/1/18 (1)	420	429
New Jersey Highway Auth. Rev
(Garden State Parkway)	5.600%	1/1/10 (3)(Prere.)	7,535	8,201
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev	5.700%	5/1/20 (4)	2,255	2,361
New Jersey Housing & Mortgage Finance Agency
Rev. (Home Buyer)	5.400%	10/1/20 (1)	765	775
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/13 (1)(ETM)	1,595	1,793
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/13 (1)	8,405	9,455
New Jersey Sports & Exposition Auth. Rev	5.500%	3/1/17 (1)(ETM)	250	282
New Jersey Sports & Exposition Auth. Rev	5.500%	3/1/17 (1)	5,505	6,199

New Jersey Long-Term Tax-Exempt Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New Jersey Sports & Exposition Auth. Rev
(Convention Center Luxury Tax)	5.500%	3/1/21 (1)	3,000	3,410
New Jersey Sports & Exposition Auth. Rev
(Convention Center Luxury Tax)	5.500%	3/1/22 (1)	1,000	1,139
New Jersey Sports & Exposition Auth. Rev. VRDO	2.900%	12/7/05 (1)	920	920
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,195
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,977
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,658
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	16,648
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/10 (Prere.)	5,000	5,522
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/20	5,000	5,760
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/21 (1)	25,000	28,482
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/23 (3)	5,850	6,832
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/23 (2)	15,830	17,556
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/24 (3)	5,000	5,863
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/25 (3)	17,750	20,895
[2] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.060%	12/7/05 (1)(3)	5,000	5,000
New Jersey Turnpike Auth. Rev	5.375%	1/1/10 (1)(Prere.)	3,500	3,752
New Jersey Turnpike Auth. Rev	5.500%	1/1/10 (1)(Prere.)	1,800	1,938
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)(Prere.)	1,620	1,760
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)(Prere.)	665	722
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)(Prere.)	7,365	7,999
New Jersey Turnpike Auth. Rev	6.000%	1/1/13 (1)(ETM)	770	878
New Jersey Turnpike Auth. Rev	6.000%	1/1/13 (1)	230	261
New Jersey Turnpike Auth. Rev	6.500%	1/1/13 (1)(ETM)	20,000	23,421
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)(ETM)	1,560	1,827
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)	4,615	5,383
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)(ETM)	22,095	25,830
New Jersey Turnpike Auth. Rev	5.750%	1/1/17 (1)	2,635	2,836
New Jersey Turnpike Auth. Rev	5.500%	1/1/25 (2)	40,000	46,035
New Jersey Turnpike Auth. Rev	5.250%	1/1/29 (4)	10,000	11,162
New Jersey Turnpike Auth. Rev	5.250%	1/1/30 (4)	17,000	18,970
New Jersey Turnpike Auth. Rev. VRDO	2.900%	12/7/05 (4)	4,400	4,400
New Jersey Turnpike Auth. Rev. VRDO	2.900%	12/7/05 (4)	2,200	2,200
New Jersey Turnpike Auth. Rev. VRDO	2.950%	12/7/05 (3)LOC	200	200
New Jersey Water Supply Auth. Delaware &
Raritan Water System Rev	5.375%	11/1/10 (1)	2,230	2,349
New Jersey Water Supply Auth. Delaware &
Raritan Water System Rev	5.375%	11/1/11 (1)	2,345	2,465
New Jersey Water Supply Auth. Delaware &
Raritan Water System Rev	5.375%	11/1/13 (1)	2,600	2,719
Newark NJ GO	5.500%	10/1/08 (2)	1,660	1,752
Newark NJ School Dist. GO	5.375%	12/15/13 (1)	2,000	2,183

New Jersey Long-Term Tax-Exempt Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

North Bergen Township NJ GO	8.000%	8/15/06 (4)	1,885	1,947
North Hudson NJ Sewer Auth. Rev	5.125%	8/1/08 (3)	2,000	2,044
North Hudson NJ Sewer Auth. Rev	5.250%	8/1/16 (3)	14,360	14,674
North Hudson NJ Sewer Auth. Rev	5.125%	8/1/22 (3)	4,000	4,078
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/17	2,665	2,846
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/18	2,345	2,505
Ocean County NJ Util. Auth. Wastewater Rev	6.600%	1/1/18 (3)(ETM)	2,500	2,980
Port Auth. of New York & New Jersey Rev	5.125%	11/15/12 (3)	2,500	2,601
Port Auth. of New York & New Jersey Rev	5.125%	11/15/14 (3)	6,025	6,232
Port Auth. of New York & New Jersey Rev	5.500%	12/15/14 (2)	2,790	3,012
Port Auth. of New York & New Jersey Rev	5.000%	8/1/15	3,370	3,485
Port Auth. of New York & New Jersey Rev	5.500%	12/15/19 (2)	5,125	5,510
Port Auth. of New York & New Jersey Rev	5.375%	7/15/22 (3)	15,000	15,470
[2] Port Auth. of New York & New Jersey Rev. TOB VRDO	3.070%	12/7/05	4,740	4,740
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/31 (1)	4,215	1,164
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/32 (1)	5,000	1,311
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/34 (1)	10,220	2,404
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/35 (1)	10,215	2,285
Rutgers State Univ. New Jersey	6.400%	5/1/13	3,000	3,381
South Brunswick Township NJ Board of Educ. GO	5.250%	8/1/20 (3)	1,785	1,832
South Brunswick Township NJ Board of Educ. GO	5.250%	8/1/22 (3)	3,000	3,080
South Jersey Port Corp. New Jersey Rev	5.000%	1/1/23	2,000	2,054
South Jersey Port Corp. New Jersey Rev	5.200%	1/1/23	1,500	1,535
South Jersey Port Corp. New Jersey Rev	5.100%	1/1/33	1,500	1,534
Stafford NJ Muni. Util. Auth. Water & Sewer Rev	5.500%	6/1/11 (3)	3,100	3,391
Union County NJ Improvement Auth. Rev
(Plainfield Board of Educ.)	5.800%	8/1/07 (3)(Prere.)	4,000	4,198
Union County NJ PCR (Exxon) VRDO	2.710%	12/1/05	4,500	4,500
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.250%	6/1/06 (2)	5,375	5,425
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/11 (2)	8,375	8,729
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/12 (2)	8,995	9,375
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/13 (2)	9,445	9,815
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (1)	1,975	2,128
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (1)	2,185	2,345
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (1)	2,420	2,592
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/24 (1)	2,000	2,139
Univ. of Medicine & Dentistry New Jersey Rev	6.500%	12/1/12 (1)(ETM)	4,000	4,524
Univ. of Medicine & Dentistry New Jersey Rev	5.375%	12/1/15 (2)	2,325	2,537
Univ. of Medicine & Dentistry New Jersey Rev	5.375%	12/1/16 (2)	1,110	1,208
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/18 (2)	1,250	1,368
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/19 (2)	3,000	3,284
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/20 (2)	3,675	4,020

New Jersey Long-Term Tax-Exempt Fund

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/21 (2)	2,000	2,188
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/23 (2)	7,330	8,019
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/27 (2)	10,100	10,942
Vernon Township NJ School Dist. GO	5.250%	12/1/09 (3)(Prere.)	1,200	1,279
Vernon Township NJ School Dist. GO	5.300%	12/1/09 (3)(Prere.)	1,200	1,281
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,285
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,285
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,285
Washington Township NJ Board of Educ. GO	5.250%	1/1/23 (4)	1,875	2,082
Washington Township NJ Board of Educ. GO	5.250%	1/1/24 (4)	2,070	2,304
Washington Township NJ Board of Educ. GO	5.250%	1/1/25 (4)	1,500	1,674
Washington Township NJ Board of Educ. GO	5.250%	1/1/26 (4)	1,330	1,483
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,500	2,714
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,000	2,171
West Orange NJ Board of Educ. COP	6.000%	10/1/09 (1)(Prere.)	1,000	1,098
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/12 (4)	2,720	2,946
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/13 (4)	2,215	2,381
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/14 (4)	1,000	1,072
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/15 (4)	1,000	1,070
Outside New Jersey
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev	5.125%	11/1/11 (2)	3,400	3,571
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/07 (1)(Prere.)	3,200	3,344
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/22 (1)	2,000	2,224
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/23 (1)	15,120	15,980
Puerto Rico GO	5.500%	7/1/18	5,540	6,135
Puerto Rico GO	5.500%	7/1/21 (1)	6,750	7,696
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/14 (Prere.)	3,500	3,913
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/14 (Prere.)	4,125	4,612
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/19 (1)	5,000	5,690
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/21 (4)	5,000	5,701
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/22 (4)	3,500	3,994
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/23 (4)	4,000	4,572
Puerto Rico Housing Finance Corp.
Home Mortgage Rev	5.300%	12/1/28	2,595	2,654
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	5.500%	7/1/24 (2)	13,000	14,892
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	5.500%	7/1/28 (2)	10,200	11,779
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	0.000%	7/1/29 (2)	19,805	6,285
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	0.000%	7/1/33 (3)	20,000	5,171

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	5,000	5,390
Puerto Rico Muni. Finance Agency	5.500%	8/1/19 (4)	2,000	2,148
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,559
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	876
Puerto Rico Public Finance Corp.	5.500%	8/1/29	1,135	1,178
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/18	3,390	3,622
Total Municipal Bonds
(Cost $1,535,781)				1,588,420
Other Assets and Liabilities (1.6%)
Other Assets--Note B				30,107
Liabilities				(4,213)
				25,894
Net Assets (100%)				1,614,314

At November 30, 2005, net assets consisted of:[3]
Amount ($000)

Paid-in Capital	1,553,164

Undistributed Net Investment Income	--

Accumulated Net Realized Gains	7,872

Unrealized Appreciation (Depreciation)

Investment Securities	52,639

Futures Contracts	639

Net Assets	1,614,314

Investor Shares--Net Assets

Applicable to 36,748,107 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	434,319

Net Asset Value Per Share--Investor Shares	$11.82

Admiral Shares--Net Assets

Applicable to 99,840,323 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	1,179,995

Net Asset Value Per Share--Admiral Shares	$11.82

• See Note A in Notes to Financial Statements.
1 Securities with a value of $2,436,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of these securities was $9,740,000, representing 0.6% of net assets.
3 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc. (7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11)CIFG (COC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended November 30, 2005 ($000)

Investment Income

Income

Interest	71,915

Total Income	71,915

Expenses

The Vanguard Group--Note B

Investment Advisory Services	174

Management and Administrative

Investor Shares	944

Admiral Shares	516

Marketing and Distribution

Investor Shares	148

Admiral Shares	109

Custodian Fees	14

Auditing Fees	19

Shareholders' Reports

Investor Shares	12

Admiral Shares	1

Trustees' Fees and Expenses	2

Total Expenses	1,939

Expenses Paid Indirectly--Note C	(152)

Net Expenses	1,787

Net Investment Income	70,128

Realized Net Gain (Loss)

Investment Securities Sold	11,697

Futures Contracts	(1,517)

Realized Net Gain (Loss)	10,180

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(29,946)

Futures Contracts	1,107

Change in Unrealized Appreciation (Depreciation)	(28,839)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,469

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	70,128	69,344

Realized Net Gain (Loss)	10,180	10,419

Change in Unrealized Appreciation (Depreciation)	(28,839)	(32,136)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,469	47,627

Distributions

Net Investment Income

Investor Shares	(33,252)	(40,829)

Admiral Shares	(36,876)	(28,515)

Realized Capital Gain1

Investor Shares	(6,385)	(6,021)

Admiral Shares	(4,488)	(3,992)

Total Distributions	(81,001)	(79,357)

Capital Share Transactions--Note F

Investor Shares	(452,272)	(5,741)

Admiral Shares	575,388	33,925

Net Increase (Decrease) from Capital Share Transactions	123,116	28,184

Total Increase (Decrease)	93,584	(3,546)

Net Assets

Beginning of Period	1,520,730	1,524,276

End of Period	1,614,314	1,520,730

1 Includes fiscal 2005 and 2004 short-term gain distributions totaling $646,000 and $1,287,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.04	$12.27	$12.06	$11.91	$11.52

Investment Operations

Net Investment Income	.526	.548	.549	.575	.581

Net Realized and Unrealized Gain (Loss)
on Investments	(.134)	(.149)	.257	.174	.390

Total from Investment Operations	.392	.399	.806	.749	.971

Distributions

Dividends from Net Investment Income	(.526)	(.548)	(.549)	(.575)	(.581)

Distributions from Realized Capital Gains	(.086)	(.081)	(.047)	(.024)	--

Total Distributions	(.612)	(.629)	(.596)	(.599)	(.581)

Net Asset Value, End of Period	$11.82	$12.04	$12.27	$12.06	$11.91

Total Return	3.29%	3.33%	6.81%	6.42%	8.55%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$434	$896	$920	$958	$954

Ratio of Total Expenses to
Average Net Assets	0.16%	0.14%	0.17%	0.18%	0.20%

Ratio of Net Investment Income to
Average Net Assets	4.38%	4.51%	4.49%	4.78%	4.89%

Portfolio Turnover Rate	19%	16%	14%	15%	8%

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
	Year Ended November 30,				May. 14[1] to Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.04	$12.27	$12.06	$11.91	$11.76

Investment Operations

Net Investment Income	.535	.554	.557	.582	.318

Net Realized and Unrealized Gain (Loss)
on Investments	(.134)	(.149)	.257	.174	.150

Total from Investment Operations	.401	.405	.814	.756	.468

Distributions

Dividends from Net Investment Income	(.535)	(.554)	(.557)	(.582)	(.318)

Distributions from Realized Capital Gains	(.086)	(.081)	(.047)	(.024)	--

Total Distributions	(.621)	(.635)	(.604)	(.606)	(.318)

Net Asset Value, End of Period	$11.82	$12.04	$12.27	$12.06	$11.91

Total Return	3.36%	3.39%	6.87%	6.48%	4.00%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,180	$625	$604	$597	$476

Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.15%2

Ratio of Net Investment Income to
Average Net Assets	4.45%	4.57%	4.55%	4.82%	4.84%[2]

Portfolio Turnover Rate	19%	16%	14%	15%	8%

1 Inception.
2 Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2005, the fund had contributed capital of $194,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2005, these arrangements reduced the fund’s expenses by $152,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $513,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at November 30, 2005, the fund had capital gains of $9,778,000 available for distribution, which includes $935,000 of short-term gains. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

The fund had realized losses totaling $1,267,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes. At November 30, 2005, net unrealized appreciation of investment securities for tax purposes was $51,372,000, consisting of unrealized gains of $60,299,000 on securities that had risen in value since their purchase and $8,927,000 in unrealized losses on securities that had fallen in value since their purchase. At November 30, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(1,195)	133,877	639

New Jersey Long-Term Tax-Exempt Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended November 30, 2005, the fund purchased $436,804,000 of investment securities and sold $283,598,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Year Ended November 30,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	155,601	12,922	168,275	13,823

Issued in Lieu of Cash Distributions	30,250	2,513	35,944	2,963

Redeemed	(638,123)	(53,119)	(209,960)	(17,329)

Net Increase (Decrease)--Investor Shares	(452,272)	(37,684)	(5,741)	(543)

Admiral Shares

Issued	646,910	53,890	129,131	10,603

Issued in Lieu of Cash Distributions	31,601	2,634	24,612	2,029

Redeemed	(103,123)	(8,607)	(119,818)	(9,916)

Net Increase (Decrease)--Admiral Shares	575,388	47,917	33,925	2,716

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of Vanguard New Jersey Tax-Exempt Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund (constituting Vanguard New Jersey Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 12, 2006

Special 2005 tax information (unaudited) for Vanguard New Jersey Tax-Exempt Funds

This information for the period ended November 30, 2005, is included pursuant to provisions of the Internal Revenue Code. The New Jersey Long-Term Tax-Exempt Fund distributed $10,692,000 as capital gain dividends (from net long-term gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2005
New Jersey Tax-Exempt Fund	Beginning Account Value 5/31/2005	Ending Account Value 11/30/2005	Expenses Paid During Period[1]

Based on Actual Fund Return

Money Market	$1,000.00	$1,011.99	$0.66

Long-Term

Investor Shares	1,000.00	998.39	0.80

Admiral Shares	1,000.00	998.76	0.45

Based on Hypothetical 5% Yearly Return

Money Market	$1,000.00	$1,024.42	$0.66

Long-Term

Investor Shares	1,000.00	1,024.27	0.81

Admiral Shares	1,000.00	1,024.62	0.46

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.13%; for the New Jersey Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739
The Vanguard Group, Inc.
Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
This material may be used in conjunction
with the offering of shares of any Vanguard	You can obtain a free copy of Vanguard's proxy voting
fund only if preceded or accompanied by	guidelines by visiting our website, www.vanguard.com,
the fund's current prospectus	and searching for "proxy voting guidelines," or by calling
Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

(C) 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q140 012006

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2005: $33,000
Fiscal Year Ended November 30, 2004: $30,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended November 30, 2005: $2,152,740
Fiscal Year Ended November 30, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2005: $382,200
Fiscal Year Ended November 30, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2005: $98,400
Fiscal Year Ended November 30, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2005: $0
Fiscal Year Ended November 30, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2005: $98,400
Fiscal Year Ended November 30, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 20, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.